Quarterly Report
December 31, 2022
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
December 31, 2022

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.0% †
U.S. Treasuries - 25.1%
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	$15,354,000	$10,248,492
2.25%, 08/15/46 (a)	14,576,000	10,362,625
2.38%, 02/15/42	1,896,000	1,448,663
3.00%, 08/15/48 (a)	31,799,000	26,234,175
U.S. Treasury Notes
0.25%, 07/31/25 (a)	57,738,000	52,090,502
0.75%, 12/31/23 - 01/31/28 (a)	151,865,000	135,722,023
1.13%, 01/15/25 (a)	13,268,000	12,415,946
1.25%, 11/30/26 (a)	28,947,000	25,970,887
1.50%, 02/29/24 (a)	9,982,000	9,620,152
1.63%, 05/15/31 (a)	37,211,000	31,309,568
1.75%, 01/31/29 (a)	13,892,000	12,207,595
2.63%, 02/15/29 (a)	11,059,000	10,226,119
2.88%, 05/15/32 (a)	2,581,000	2,379,359
3.00%, 06/30/24 (a)	16,400,000	16,004,734
		356,240,840
Agency Mortgage Backed - 31.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	39,446,364	35,474,664
4.50%, 06/01/33 - 02/01/35 (a)	38,385	37,888
5.00%, 07/01/35 (a)	312,857	314,972
5.50%, 01/01/38 - 04/01/39 (a)	554,993	571,899
6.00%, 06/01/33 - 11/01/37 (a)	1,133,545	1,187,800
6.50%, 07/01/29 (a)	10,189	10,554
7.00%, 01/01/27 - 08/01/36 (a)	283,457	299,538
7.50%, 01/01/28 - 09/01/33 (a)	23,846	24,667
8.00%, 11/01/30 (a)	1,751	1,836
8.50%, 04/01/30 (a)	4,052	4,479
Federal National Mortgage Assoc.
2.50%, 03/01/51 (a)	15,994,835	13,535,694
3.00%, 03/01/50 (a)	6,990,619	6,207,037
3.50%, 08/01/45 - 01/01/48 (a)	15,847,735	14,759,584
4.00%, 01/01/41 - 01/01/50 (a)	18,162,577	17,427,571
4.50%, 07/01/33 - 12/01/48 (a)	9,051,808	8,928,264
5.00%, 03/01/34 - 05/01/39 (a)	824,405	830,884
5.50%, 12/01/32 - 01/01/39 (a)	2,887,773	2,961,693
6.00%, 02/01/33 - 05/01/41 (a)	5,423,410	5,669,521
6.50%, 02/01/29 - 08/01/36 (a)	178,908	189,623
7.00%, 10/01/32 - 02/01/34 (a)	35,683	37,029
7.50%, 12/01/26 - 03/01/33 (a)	95,990	100,749
8.00%, 06/01/24 - 10/01/31 (a)	31,209	31,880
8.50%, 04/01/30 (a)	7,874	8,488
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (a)(b)	12,628	12,496
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 01/17/38	$8,566,018	$7,620,869
2.00%, 01/01/53 (c)	119,902,614	97,571,951
2.50%, 01/01/53 (c)	38,536,248	32,594,113
3.00%, 01/01/53 (c)	8,160,439	7,155,448
3.50%, 01/01/53 (c)	21,501,554	19,518,057
4.00%, 01/01/53 (c)	30,045,773	28,164,186
4.50%, 01/01/53 (c)	26,731,981	25,730,975
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	39,050,840	35,402,278
3.50%, 08/20/48 (a)	6,157,463	5,736,744
4.00%, 01/20/41 - 04/20/43 (a)	4,854,210	4,731,787
4.50%, 08/15/33 - 03/20/41 (a)	1,963,472	1,954,210
5.00%, 08/15/33 (a)	105,250	106,465
6.00%, 04/15/27 - 04/15/35 (a)	405,388	422,438
6.50%, 01/15/24 - 09/15/36 (a)	267,476	278,284
7.00%, 03/15/26 - 10/15/36 (a)	209,664	219,414
7.50%, 11/15/23 - 10/15/28 (a)	55,642	56,396
8.00%, 12/15/29 - 05/15/30 (a)	472	486
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.75%, 10/20/24 - 10/20/25 (a)(b)	481	466
2.63%, 08/20/23 - 09/20/24 (a)(b)	481	474
2.88%, 04/20/24 (a)(b)	174	172
Government National Mortgage Assoc. TBA
2.00%, 10/01/52 (c)	12,883,730	10,564,581
2.00%, 01/23/53	25,725,664	21,499,452
2.50%, 10/01/52 (c)	4,281,806	3,624,515
2.50%, 01/23/53	25,692,123	22,191,520
4.00%, 01/01/53 (c)	5,142,447	4,860,908
		438,634,999
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	3,530,875	10,886
2.51%, 07/25/29 (a)	6,504,000	5,771,056
4.05%, 09/25/28 (a)(b)	1,713,000	1,674,664
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	93,761	956
5.50%, 06/15/33 (a)(d)	96,701	15,502
7.50%, 07/15/27 (a)(d)	3,302	319
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	2,572	2,384
8.00%, 02/01/23 (a)(d)**	27	—
8.00%, 07/01/24 (a)(d)	2,162	103
Federal National Mortgage Assoc. REMIC
1.15%, 12/25/42 (a)(b)(d)	501,959	19,529
5.00%, 02/25/40 - 09/25/40 (a)(d)	237,827	26,273

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
1.61%, 07/25/38 (a)(b)(d)	$126,052	$10,712
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
2.16%, 11/25/41 (a)(b)(d)	15,194,557	1,782,394
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34 (a)(e)	95,168	73,280
4.50%, 08/25/35 - 01/25/36 (a)(d)	210,299	26,927
5.00%, 03/25/38 - 05/25/38 (a)(d)	129,474	19,748
5.50%, 12/25/33 (a)(d)	37,940	7,012
6.00%, 01/25/35 (a)(d)	156,736	27,599
7.50%, 11/25/23 (a)(d)	3,290	62
8.00%, 08/25/23 (a)(d)**	40	—
8.00%, 07/25/24 (a)(d)	4,589	211
		9,469,617
Asset Backed - 0.2%
Chase Funding Trust 2004-1
4.99%, 11/25/33	261,797	257,721
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	2,275,553	2,248,448
		2,506,169
Corporate Notes - 33.8%
3M Co.
3.13%, 09/19/46 (a)	422,000	289,868
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	2,113,000	1,848,727
Abbott Laboratories
3.75%, 11/30/26 (a)	569,000	554,576
4.90%, 11/30/46 (a)	463,000	453,027
AbbVie Inc.
2.60%, 11/21/24 (a)	861,000	824,339
2.95%, 11/21/26 (a)	851,000	793,004
3.20%, 05/14/26 - 11/21/29 (a)	1,245,000	1,144,521
4.05%, 11/21/39 (a)	355,000	304,029
4.25%, 11/21/49 (a)	697,000	585,877
4.40%, 11/06/42 (a)	289,000	250,956
4.63%, 10/01/42 (a)	68,000	60,806
4.70%, 05/14/45 (a)	124,000	110,767
4.88%, 11/14/48 (a)	117,000	107,736
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	1,424,000	1,251,198
Advanced Micro Devices Inc.
4.39%, 06/01/52 (a)	590,000	521,731
AEP Texas Inc.
3.45%, 05/15/51 (a)	919,000	650,101
Aetna Inc.
3.50%, 11/15/24 (a)	446,000	433,637
Aircastle Ltd.
4.25%, 06/15/26 (a)	627,000	590,308
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	1,047,000	1,008,805
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	358,000	303,946
3.80%, 09/23/49 (a)(f)	200,000	152,630
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	360,000	268,222
	Principal Amount	Fair Value
2.95%, 03/15/34 (a)	$633,000	$515,357
3.55%, 03/15/52 (a)	532,000	381,556
4.70%, 07/01/30 (a)	216,000	207,520
Ally Financial Inc.
2.20%, 11/02/28 (a)	791,000	618,776
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	468,000	337,921
4.00%, 02/04/61 (a)	176,000	114,706
4.25%, 08/09/42 (a)	50,000	37,039
4.45%, 05/06/50 (a)	236,000	167,175
4.50%, 05/02/43 (a)	163,000	122,656
Amazon.com Inc.
1.50%, 06/03/30 (a)	264,000	212,100
2.50%, 06/03/50 (a)	327,000	207,485
2.70%, 06/03/60 (a)	252,000	153,380
2.88%, 05/12/41 (a)	555,000	414,463
3.25%, 05/12/61 (a)	414,000	287,908
4.25%, 08/22/57 (a)	109,000	94,535
Ameren Corp.
2.50%, 09/15/24 (a)	1,271,000	1,214,377
3.65%, 02/15/26 (a)	277,000	264,820
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	303,000	248,054
3.25%, 03/01/50 (a)	252,000	169,914
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	110,000	105,118
American Tower Corp.
1.50%, 01/31/28 (a)	1,027,000	850,695
2.90%, 01/15/30 (a)	363,000	307,526
3.70%, 10/15/49 (a)	212,000	150,732
3.80%, 08/15/29 (a)	445,000	404,670
American Water Capital Corp.
2.95%, 09/01/27 (a)	328,000	302,468
Amgen Inc.
2.00%, 01/15/32 (a)	565,000	440,485
2.45%, 02/21/30 (a)	149,000	125,731
3.00%, 01/15/52 (a)	345,000	221,749
3.15%, 02/21/40 (a)	608,000	448,984
3.38%, 02/21/50 (a)	164,000	114,698
4.66%, 06/15/51 (a)	124,000	107,301
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	1,145,000	1,003,844
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	735,000	707,959
4.70%, 02/01/36 (a)	181,000	170,641
4.90%, 02/01/46 (a)	400,000	366,040
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	406,000	369,261
4.00%, 04/13/28 (a)	129,000	123,128
4.35%, 06/01/40 (a)	395,000	349,062
4.38%, 04/15/38 (a)	639,000	574,493
4.50%, 06/01/50 (a)	313,000	276,614
4.60%, 04/15/48 (a)	230,000	202,460
4.75%, 04/15/58 (a)	178,000	157,580
5.55%, 01/23/49 (a)	419,000	417,592

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 year CMT Rate thereafter)
5.55%, 08/11/32 (b)(f)	$1,791,000	$1,740,655
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	634,000	402,438
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	307,000	249,014
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(f)	374,000	314,167
Apple Inc.
2.20%, 09/11/29 (a)	404,000	349,016
2.65%, 02/08/51 (a)	395,000	263,587
2.80%, 02/08/61 (a)	442,000	283,609
2.95%, 09/11/49 (a)	266,000	189,945
3.35%, 02/09/27 (a)	194,000	185,714
3.45%, 02/09/45 (a)	678,000	545,648
3.85%, 08/04/46 (a)	611,000	520,291
3.95%, 08/08/52	535,000	456,853
Applied Materials Inc.
4.35%, 04/01/47 (a)	230,000	207,771
Aptiv PLC
4.40%, 10/01/46 (a)	277,000	209,501
ArcelorMittal S.A.
6.80%, 11/29/32	2,270,000	2,263,054
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	239,000	221,782
Ares Capital Corp.
2.88%, 06/15/28 (a)	1,384,000	1,111,740
3.25%, 07/15/25 (a)	2,842,000	2,614,413
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	694,000	486,078
Ascension Health
4.85%, 11/15/53 (a)	450,000	426,650
Ashtead Capital Inc.
1.50%, 08/12/26 (a)(f)	600,000	511,644
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	890,000	764,403
AstraZeneca PLC
3.00%, 05/28/51 (a)	420,000	296,625
4.00%, 01/17/29 (a)	184,000	176,870
4.38%, 08/17/48 (a)	102,000	91,474
AT&T Inc.
1.70%, 03/25/26 (a)	2,563,000	2,313,287
2.30%, 06/01/27 (a)	638,000	568,541
2.75%, 06/01/31 (a)	1,277,000	1,060,357
3.85%, 06/01/60 (a)	596,000	416,026
4.35%, 03/01/29 (a)	613,000	583,380
4.50%, 05/15/35 (a)	436,000	396,551
4.55%, 03/09/49 (a)	237,000	194,072
4.75%, 05/15/46 (a)	140,000	119,469
4.85%, 03/01/39 (a)	571,000	511,131
Athene Holding Ltd.
4.13%, 01/12/28 (a)	313,000	287,816
6.15%, 04/03/30 (a)	611,000	615,656
Avangrid Inc.
3.15%, 12/01/24 (a)	755,000	723,705
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	923,000	795,571
	Principal Amount	Fair Value
Bank of America Corp.
3.25%, 10/21/27 (a)	$654,000	$604,459
4.18%, 11/25/27 (a)	768,000	729,439
4.25%, 10/22/26 (a)	759,000	733,854
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	1,384,000	1,164,179
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (b)	4,000,000	3,225,280
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	1,062,000	670,069
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	328,000	312,886
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	368,000	333,787
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	604,000	565,954
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	815,000	755,293
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	857,000	708,825
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	489,000	377,743
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	509,000	435,378
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	181,000	169,065
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	812,000	706,359
Barclays PLC
4.38%, 01/12/26 (a)	911,000	879,042
4.84%, 05/09/28 (a)	276,000	254,351
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (a)(b)	1,414,000	1,103,853
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	1,320,000	1,225,554

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	$507,000	$477,614
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	69,000	69,399
BAT Capital Corp.
2.73%, 03/25/31 (a)	616,000	480,412
4.39%, 08/15/37 (a)	454,000	353,058
4.54%, 08/15/47 (a)	204,000	145,005
4.70%, 04/02/27 (a)	387,000	371,710
4.91%, 04/02/30 (a)	406,000	372,107
7.75%, 10/19/32	290,000	312,049
BAT International Finance PLC
1.67%, 03/25/26 (a)	395,000	349,729
Baxter International Inc.
2.54%, 02/01/32 (a)	570,000	454,005
Bayer US Finance II LLC
3.88%, 12/15/23 (a)(f)	608,000	598,582
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	97,000	64,003
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	352,000	332,974
3.73%, 12/15/24 (a)	7,000	6,825
4.67%, 06/06/47 (a)	46,000	40,574
4.69%, 12/15/44 (a)	54,000	48,052
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	185,322
3.70%, 07/15/30 (a)	452,000	413,779
3.80%, 07/15/48 (a)	176,000	136,094
4.25%, 10/15/50 (a)	386,000	321,793
6.13%, 04/01/36 (a)	178,000	186,998
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	410,000	326,823
2.85%, 10/15/50 (a)	1,164,000	783,011
3.85%, 03/15/52 (a)	856,000	690,869
4.25%, 01/15/49 (a)	260,000	233,087
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	1,151,000	1,111,601
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	108,000	104,832
Biogen Inc.
2.25%, 05/01/30 (a)	191,000	155,237
Block Financial LLC
2.50%, 07/15/28 (a)	591,000	501,523
3.88%, 08/15/30 (a)	188,000	164,662
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(f)	1,007,000	952,582
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + 5 year Swap Rate thereafter)
5.13%, 11/15/27 (a)(b)(f)	600,000	495,984
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	399,000	375,379
Boston Properties LP
6.75%, 12/01/27	860,000	888,131
Boston Scientific Corp.
4.70%, 03/01/49 (a)	57,000	51,466
	Principal Amount	Fair Value
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	$488,000	$331,059
3.38%, 02/08/61 (a)	561,000	387,870
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 06/22/25 (a)(b)	855,000	814,379
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	610,000	534,055
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	438,000	345,446
2.35%, 11/13/40 (a)	243,000	166,795
2.95%, 03/15/32 (a)	570,000	497,262
3.20%, 06/15/26 (a)	214,000	204,265
3.40%, 07/26/29 (a)	120,000	111,416
3.55%, 03/15/42 (a)	235,000	191,104
4.13%, 06/15/39 (a)	317,000	282,615
4.25%, 10/26/49 (a)	317,000	274,170
4.35%, 11/15/47 (a)	43,000	37,994
4.55%, 02/20/48 (a)	88,000	79,942
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	829,000	689,438
3.90%, 03/15/27 (a)	164,000	151,233
Broadcom Inc.
3.14%, 11/15/35 (a)(f)	239,000	175,345
3.19%, 11/15/36 (a)(f)	31,000	22,374
3.42%, 04/15/33 (a)(f)	576,000	462,344
3.47%, 04/15/34 (a)(f)	28,000	22,200
4.15%, 11/15/30 (a)	247,000	221,282
4.30%, 11/15/32 (a)	406,000	358,433
4.93%, 05/15/37 (a)(f)	333,000	291,052
Brooklyn Union Gas Co.
4.87%, 08/05/32 (f)	1,719,000	1,607,196
Brown-Forman Corp.
4.00%, 04/15/38 (a)	103,000	90,285
Brunswick Corp.
2.40%, 08/18/31 (a)	1,952,000	1,433,920
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	143,000	133,729
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	359,000	305,671
4.55%, 09/01/44 (a)	540,000	490,217
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	197,000	160,129
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	446,000	420,948
4.95%, 06/01/47 (a)	269,000	235,448
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	843,000	751,223
2.45%, 12/02/31 (a)	721,000	600,117
3.00%, 12/02/41 (a)	310,000	232,953
3.10%, 12/02/51 (a)	278,000	189,457
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	1,361,000	1,335,141
Capital One Financial Corp.
3.75%, 07/28/26 (a)	756,000	713,702
Cardinal Health Inc.
3.08%, 06/15/24 (a)	219,000	212,651

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	$1,134,000	$862,123
Carrier Global Corp.
2.72%, 02/15/30 (a)	385,000	324,455
3.58%, 04/05/50 (a)	385,000	275,760
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	587,000	446,554
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	421,000	335,625
3.75%, 02/15/52 (a)	488,000	344,162
Centene Corp.
3.00%, 10/15/30 (a)	403,000	330,162
3.38%, 02/15/30 (a)	1,902,000	1,609,758
4.25%, 12/15/27 (a)	3,230,000	3,033,131
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	638,000	525,789
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	555,000	364,979
3.70%, 04/01/51 (a)	830,000	505,262
4.80%, 03/01/50 (a)	837,000	612,458
4.91%, 07/23/25 (a)	167,000	163,777
5.05%, 03/30/29 (a)	707,000	664,778
5.75%, 04/01/48 (a)	219,000	180,106
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	1,113,000	1,119,300
7.00%, 06/30/24 (a)	1,824,000	1,856,267
Cheniere Energy Partners LP
4.50%, 10/01/29	1,722,000	1,549,834
Chevron Corp.
2.24%, 05/11/30 (a)	210,000	179,792
3.08%, 05/11/50 (a)	201,000	146,179
Chevron USA Inc.
3.85%, 01/15/28 (a)	737,000	711,618
3.90%, 11/15/24 (a)	255,000	250,701
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	447,000	380,267
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	287,000	249,064
Church & Dwight Company Inc.
2.30%, 12/15/31 (a)	452,000	361,953
Cigna Corp.
2.40%, 03/15/30 (a)	382,000	320,097
3.25%, 04/15/25 (a)	345,000	332,311
3.40%, 03/01/27 - 03/15/51 (a)	578,000	470,964
3.75%, 07/15/23 (a)	145,000	143,931
3.88%, 10/15/47 (a)	108,000	83,359
4.13%, 11/15/25 (a)	615,000	601,378
4.38%, 10/15/28 (a)	192,000	185,207
4.80%, 08/15/38 (a)	168,000	156,554
4.90%, 12/15/48 (a)	87,000	78,977
Cintas Corp. No 2
4.00%, 05/01/32 (a)	1,285,000	1,208,028
Cisco Systems Inc.
5.90%, 02/15/39 (a)	211,000	227,766
Citadel Finance LLC
3.38%, 03/09/26 (a)(f)	3,500,000	3,111,710
Citigroup Inc.
4.45%, 09/29/27 (a)	448,000	427,925
4.65%, 07/23/48 (a)	966,000	839,927
	Principal Amount	Fair Value
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	$1,959,000	$1,931,221
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	614,000	484,827
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	374,000	314,373
Citigroup Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (b)	3,000,000	2,572,950
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	176,000	145,656
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	856,000	712,783
CME Group Inc.
2.65%, 03/15/32 (a)	460,000	385,761
3.75%, 06/15/28 (a)	221,000	213,044
CMS Energy Corp.
4.88%, 03/01/44 (a)	600,000	545,964
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	919,000	903,340
Comcast Corp.
2.65%, 08/15/62 (a)	301,000	171,721
2.80%, 01/15/51 (a)	341,000	217,299
2.89%, 11/01/51 (a)	317,000	205,153
2.94%, 11/01/56 (a)	266,000	166,843
2.99%, 11/01/63 (a)	253,000	154,044
3.20%, 07/15/36 (a)	370,000	299,978
3.25%, 11/01/39 (a)	595,000	464,451
3.97%, 11/01/47 (a)	411,000	329,737
4.15%, 10/15/28 (a)	406,000	390,227
CommonSpirit Health
4.35%, 11/01/42	1,029,000	864,947
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(f)	800,000	657,320
Conagra Brands Inc.
5.30%, 11/01/38 (a)	184,000	174,047
5.40%, 11/01/48 (a)	159,000	147,746
ConocoPhillips Co.
4.30%, 11/15/44 (a)	373,000	323,044
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	454,000	416,114
3.35%, 04/01/30 (a)	174,000	156,123
3.88%, 06/15/47 (a)	208,000	160,888
3.95%, 04/01/50 (a)	291,000	231,438
Constellation Brands Inc.
3.15%, 08/01/29 (a)	834,000	730,826
3.70%, 12/06/26 (a)	389,000	370,184
4.50%, 05/09/47 (a)	301,000	253,653
Continental Resources Inc.
2.88%, 04/01/32 (a)(f)	665,000	493,769
3.80%, 06/01/24 (a)	3,189,000	3,100,728
4.50%, 04/15/23 (a)	2,123,000	2,115,548
Corebridge Financial Inc.
3.90%, 04/05/32 (a)(f)	1,980,000	1,734,282

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Corning Inc.
4.38%, 11/15/57 (a)	$202,000	$157,192
Corporate Office Properties LP
2.00%, 01/15/29 (a)	677,000	521,175
2.25%, 03/15/26 (a)	561,000	495,756
2.75%, 04/15/31 (a)	349,000	261,254
Credit Suisse AG
2.95%, 04/09/25 (a)	1,080,000	974,322
Credit Suisse Group AG
3.80%, 06/09/23 (a)	937,000	912,629
4.28%, 01/09/28 (a)(f)	593,000	493,483
Crown Castle Inc.
2.90%, 03/15/27 (a)	1,430,000	1,301,715
3.30%, 07/01/30 (a)	1,118,000	976,718
4.15%, 07/01/50 (a)	168,000	129,336
5.20%, 02/15/49 (a)	262,000	235,452
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	856,000	805,881
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	595,000	514,812
CubeSmart LP
2.50%, 02/15/32 (a)	807,000	617,976
4.38%, 02/15/29 (a)	602,000	556,248
Cummins Inc.
1.50%, 09/01/30 (a)	412,000	324,252
2.60%, 09/01/50 (a)	412,000	257,076
CVS Health Corp.
3.00%, 08/15/26 (a)	423,000	395,044
3.25%, 08/15/29 (a)	350,000	313,124
3.63%, 04/01/27 (a)	398,000	377,750
3.75%, 04/01/30 (a)	290,000	263,190
3.88%, 07/20/25 (a)	245,000	239,198
4.25%, 04/01/50 (a)	211,000	169,416
4.30%, 03/25/28 (a)	35,000	33,854
4.78%, 03/25/38 (a)	260,000	238,230
5.00%, 12/01/24 (a)	570,000	565,423
5.13%, 07/20/45 (a)	252,000	229,617
5.30%, 12/05/43 (a)	426,000	399,000
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (a)(f)	1,580,000	1,388,188
2.38%, 12/14/28 (a)(f)	845,000	711,794
2.50%, 12/14/31 (a)(f)	845,000	656,590
Danaher Corp.
2.80%, 12/10/51 (a)	1,084,000	721,196
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	728,000	714,474
5.45%, 06/15/23 (a)	101,000	101,009
6.02%, 06/15/26 (a)	124,000	126,590
8.35%, 07/15/46 (a)	29,000	33,267
Deutsche Bank AG
3.70%, 05/30/24 (a)	327,000	317,373
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	2,227,000	1,891,992
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	1,000,000	715,880
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	309,000	222,829
	Principal Amount	Fair Value
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (a)(f)	$758,000	$741,983
Devon Energy Corp.
5.00%, 06/15/45 (a)	133,000	114,468
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	363,000	317,581
3.25%, 11/15/39 (a)	205,000	164,416
3.40%, 11/15/49 (a)	106,000	80,035
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	555,000	460,017
3.25%, 12/01/26 (a)	347,000	323,258
3.50%, 12/01/29 (a)	298,000	261,438
4.40%, 03/24/51 (a)	275,000	210,287
Digital Realty Trust LP
3.60%, 07/01/29 (a)	649,000	580,141
Discover Bank
2.70%, 02/06/30 (a)	535,000	428,385
Discovery Communications LLC
3.95%, 03/20/28 (a)	292,000	259,130
4.95%, 05/15/42 (a)	106,000	80,138
5.00%, 09/20/37 (a)	133,000	107,219
Dollar General Corp.
3.50%, 04/03/30 (a)	237,000	212,407
4.13%, 04/03/50 (a)	352,000	282,033
Dollar Tree Inc.
4.00%, 05/15/25 (a)	468,000	457,053
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	511,000	492,394
3.38%, 04/01/30 (a)	597,000	525,975
Dover Corp.
2.95%, 11/04/29 (a)	407,000	353,764
Dow Chemical Co.
6.30%, 03/15/33	795,000	837,636
DTE Energy Co.
2.85%, 10/01/26 (a)	190,000	175,085
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	238,000	191,692
Duke Energy Corp.
2.55%, 06/15/31 (a)	915,000	746,713
3.30%, 06/15/41 (a)	830,000	607,352
3.50%, 06/15/51 (a)	830,000	582,652
3.75%, 09/01/46 (a)	1,269,000	945,545
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	1,119,000	1,021,032
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	226,000	189,065
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	147,000	140,350
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	626,000	557,559
Eastman Chemical Co.
4.65%, 10/15/44 (a)	405,000	335,417
Eaton Corp.
3.10%, 09/15/27 (a)	251,000	233,779
Ecolab Inc.
1.30%, 01/30/31 (a)	414,000	315,853
5.25%, 01/15/28	2,152,000	2,193,512
Edison International
4.95%, 04/15/25 (a)	950,000	938,011
5.75%, 06/15/27 (a)	119,000	119,399

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	$307,000	$257,005
Electronic Arts Inc.
1.85%, 02/15/31 (a)	513,000	403,659
Elevance Health Inc.
2.88%, 09/15/29 (a)	202,000	177,178
3.30%, 01/15/23 (a)	418,000	417,778
3.60%, 03/15/51 (a)	221,000	166,378
3.70%, 09/15/49 (a)	202,000	154,308
Emera US Finance LP
2.64%, 06/15/31 (a)	923,000	721,085
Emerson Electric Co.
1.80%, 10/15/27 (a)	266,000	232,436
2.75%, 10/15/50 (a)	203,000	131,723
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	614,000	512,475
1.78%, 03/17/31 (a)(f)	473,000	355,294
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	57,000	53,347
Enbridge Inc.
1.60%, 10/04/26 (a)	1,704,000	1,492,772
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	1,031,000	931,880
Energy Transfer LP
4.25%, 03/15/23 (a)	549,000	547,743
4.50%, 04/15/24 (a)	435,000	428,967
4.95%, 06/15/28 (a)	132,000	127,499
5.30%, 04/01/44 - 04/15/47 (a)	673,000	565,659
5.35%, 05/15/45 (a)	555,000	473,021
5.75%, 02/15/33	400,000	392,360
6.13%, 12/15/45 (a)	110,000	102,004
6.50%, 02/01/42 (a)	312,000	308,259
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	2,488,000	2,152,120
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	279,000	276,584
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	583,000	470,120
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	190,000	155,317
EOG Resources Inc.
4.15%, 01/15/26 (a)	262,000	257,119
4.95%, 04/15/50 (a)	204,000	195,128
5.10%, 01/15/36 (a)	164,000	155,139
Equinix Inc.
1.25%, 07/15/25 (a)	767,000	694,741
2.15%, 07/15/30 (a)	579,000	461,666
Equinor ASA
3.25%, 11/18/49 (a)	435,000	317,728
ERP Operating LP
4.50%, 07/01/44 (a)	136,000	115,604
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	676,000	420,073
Eversource Energy
3.45%, 01/15/50 (a)	404,000	295,473
	Principal Amount	Fair Value
Exelon Corp.
4.05%, 04/15/30 (a)	$611,000	$569,049
4.45%, 04/15/46 (a)	380,000	322,255
4.70%, 04/15/50 (a)	406,000	356,630
Extra Space Storage LP
3.90%, 04/01/29 (a)	375,000	336,626
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	1,221,000	1,065,970
3.45%, 04/15/51 (a)	634,000	480,566
FedEx Corp.
4.10%, 02/01/45 (a)	896,000	693,029
Fidelity National Financial Inc.
3.20%, 09/17/51 (a)	633,000	369,811
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	517,000	453,699
1.65%, 03/01/28 (a)	467,000	388,306
3.10%, 03/01/41 (a)	110,000	76,178
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	741,000	603,196
Fiserv Inc.
3.50%, 07/01/29 (a)	272,000	245,107
4.40%, 07/01/49 (a)	159,000	129,315
Florida Power & Light Co.
2.85%, 04/01/25 (a)	1,025,000	982,155
4.13%, 02/01/42 (a)	222,000	192,279
Flowers Foods Inc.
2.40%, 03/15/31 (a)	496,000	398,913
Flowserve Corp.
2.80%, 01/15/32 (a)	631,000	471,515
Ford Motor Co.
4.35%, 12/08/26 (a)	525,000	497,506
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	1,436,000	1,419,529
3.81%, 01/09/24 (a)	945,000	920,628
Fox Corp.
3.50%, 04/08/30 (a)	411,000	363,456
Freeport-McMoRan Inc.
4.25%, 03/01/30 (a)	721,000	657,927
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	747,000	662,933
General Dynamics Corp.
4.25%, 04/01/50 (a)	312,000	277,792
General Mills Inc.
3.00%, 02/01/51 (a)	326,000	222,606
General Motors Co.
5.20%, 04/01/45 (a)	60,000	49,059
5.40%, 04/01/48 (a)	143,000	117,630
6.13%, 10/01/25 (a)	780,000	795,179
6.80%, 10/01/27 (a)	328,000	340,602
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	926,000	816,334
2.35%, 01/08/31 (a)	406,000	306,644
5.25%, 03/01/26 (a)	322,000	317,099
Genuine Parts Co.
2.75%, 02/01/32 (a)	427,000	343,560
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	1,036,000	946,479
3.60%, 03/01/25 (a)(f)	1,820,000	1,763,580
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	311,000	217,918
2.80%, 10/01/50 (a)	447,000	289,281
2.95%, 03/01/27 (a)	69,000	64,267
3.50%, 02/01/25 (a)	248,000	240,245

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
3.65%, 03/01/26 (a)	$226,000	$218,153
4.15%, 03/01/47 (a)	149,000	123,360
4.75%, 03/01/46	428,000	386,963
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25 (a)	520,000	508,019
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	462,000	426,246
Glencore Funding LLC
3.88%, 04/27/51 (a)(f)	512,000	370,191
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	628,000	548,445
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	1,438,000	1,396,427
2.60%, 10/15/25 (a)(f)	940,000	853,586
GSK Consumer Healthcare Capital U.S. LLC
3.63%, 03/24/32	610,000	537,428
4.00%, 03/24/52	250,000	195,333
GSK CONSUMER HEALTHCARE Co. GUAR 03/27 3.375
3.38%, 03/24/27	1,465,000	1,364,984
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,918
5.00%, 11/15/45 (a)	177,000	156,925
HCA Inc.
3.13%, 03/15/27 (a)(f)	1,200,000	1,091,580
3.50%, 09/01/30 (a)	427,000	367,391
3.63%, 03/15/32 (a)(f)	640,000	541,331
4.63%, 03/15/52 (a)(f)	215,000	168,375
5.38%, 02/01/25 (a)	3,221,000	3,217,521
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	564,000	451,499
3.20%, 06/01/50 (a)(f)	204,000	141,766
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	335,000	253,324
Helmerich & Payne Inc.
2.90%, 09/29/31 (a)	339,000	274,465
Hess Corp.
5.60%, 02/15/41	89,000	84,271
5.80%, 04/01/47 (a)	56,000	53,638
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	97,000	96,958
Highwoods Realty LP
4.13%, 03/15/28 (a)	244,000	219,710
4.20%, 04/15/29 (a)	595,000	514,859
Honeywell International Inc.
1.75%, 09/01/31 (a)	636,000	503,858
2.70%, 08/15/29 (a)	463,000	411,403
Hormel Foods Corp.
1.80%, 06/11/30 (a)	826,000	673,512
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	1,527,000	1,274,388
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	1,250,000	1,082,825
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	398,200
	Principal Amount	Fair Value
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	$1,095,000	$1,029,103
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 03/09/26 (a)(b)	924,000	800,591
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	1,372,000	1,316,434
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	801,000	736,343
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + 5 year US ISDA thereafter)
6.50%, 03/23/28 (a)(b)	1,024,000	944,466
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (b)	1,000,000	1,059,750
Humana Inc.
1.35%, 02/03/27 (a)	1,018,000	879,104
2.15%, 02/03/32 (a)	511,000	399,699
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	810,000	666,274
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)	1,107,000	912,688
Huntsman International LLC
4.50%, 05/01/29	859,000	771,863
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	1,557,000	1,363,247
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	844,000	808,544
3.50%, 02/11/23 - 07/26/26 (a)(f)	2,068,000	2,030,103
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	412,000	281,878
ING Groep N.V.
4.10%, 10/02/23 (a)	1,682,000	1,668,056
ING Groep N.V. 1.01% + SOFR
5.33%, 04/01/27 (a)(b)	836,000	804,800
Ingredion Inc.
3.90%, 06/01/50 (a)	205,000	148,430
Intel Corp.
2.00%, 08/12/31 (a)	632,000	501,220
2.45%, 11/15/29 (a)	781,000	669,903
2.60%, 05/19/26 (a)	533,000	497,497
2.80%, 08/12/41 (a)	731,000	509,441
2.88%, 05/11/24 (a)	334,000	325,249
3.10%, 02/15/60 (a)	372,000	232,009
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	205,000	154,244
2.65%, 09/15/40 (a)	138,000	96,008
International Business Machines Corp.
3.45%, 02/19/26 (a)	704,000	676,213
4.15%, 05/15/39 (a)	470,000	404,661
4.25%, 05/15/49 (a)	227,000	188,403
International Paper Co.
4.40%, 08/15/47 (a)	301,000	247,783

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	$1,587,000	$1,512,839
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	1,018,000	860,923
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(f)	498,000	373,266
Jabil Inc.
3.95%, 01/12/28 (a)	316,000	294,329
4.25%, 05/15/27 (a)	1,710,000	1,618,276
John Deere Capital Corp.
2.45%, 01/09/30 (a)	726,000	625,899
3.90%, 06/07/32 (a)	345,000	321,761
Johnson & Johnson
3.63%, 03/03/37 (a)	203,000	180,660
Johnson Controls International PLC
4.50%, 02/15/47 (a)	129,000	106,910
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	1,149,000	1,011,292
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (b)	4,000,000	3,251,760
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	665,000	547,521
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	555,000	403,496
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	436,000	362,059
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	1,302,000	1,003,399
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	731,000	697,827
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	301,000	278,822
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	294,000	233,360
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	1,012,000	946,402
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	1,137,000	1,009,576
	Principal Amount	Fair Value
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	$568,000	$386,257
3.27%, 11/01/49 (a)	693,000	499,002
Kansas City Southern/old
3.50%, 05/01/50 (a)	317,000	226,265
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	454,000	395,084
3.80%, 05/01/50 (a)	344,000	258,640
KeyBank NA/Cleveland OH
4.90%, 08/08/32	1,000,000	922,660
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	76,000	62,957
5.00%, 03/01/43 (a)	156,000	133,550
6.38%, 03/01/41 (a)	133,000	132,125
Kinder Morgan Inc.
1.75%, 11/15/26 (a)	1,980,000	1,747,073
5.05%, 02/15/46 (a)	125,000	106,548
KLA Corp.
3.30%, 03/01/50 (a)	405,000	293,617
4.65%, 11/01/24 (a)	161,000	160,723
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	643,000	592,499
Kyndryl Holdings Inc.
2.05%, 10/15/26	791,000	654,007
2.70%, 10/15/28	1,361,000	1,024,479
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	328,000	313,394
Lear Corp.
4.25%, 05/15/29 (a)	270,000	243,122
Leidos Inc.
2.95%, 05/15/23 (a)	1,138,000	1,128,190
3.63%, 05/15/25 (a)	339,000	325,806
4.38%, 05/15/30 (a)	1,480,000	1,336,188
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	204,000	134,163
Life Storage LP
2.20%, 10/15/30 (a)	574,000	445,378
Lincoln National Corp.
4.35%, 03/01/48 (a)	649,000	486,984
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/31/99	858,000	907,404
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	346,187
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	800,000	743,288
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	146,000	141,816
3.80%, 03/01/45 (a)	115,000	94,241
4.50%, 05/15/36 (a)	372,000	354,390
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	270,000	224,230
1.70%, 09/15/28 - 10/15/30 (a)	840,000	693,513
3.00%, 10/15/50 (a)	411,000	263,558
3.70%, 04/15/46 (a)	145,000	107,764
4.05%, 05/03/47 (a)	343,000	269,313
5.63%, 04/15/53	644,000	620,674
LYB International Finance III LLC
1.25%, 10/01/25 (a)	321,000	286,952

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
3.63%, 04/01/51 (a)	$205,000	$137,399
3.80%, 10/01/60 (a)	204,000	132,680
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (a)	399,000	256,828
Masco Corp.
3.50%, 11/15/27 (a)	117,000	108,226
McCormick & Company Inc.
1.85%, 02/15/31 (a)	294,000	227,465
3.25%, 11/15/25 (a)	2,940,000	2,787,443
McDonald's Corp.
3.60%, 07/01/30 (a)	610,000	559,675
3.63%, 09/01/49 (a)	247,000	187,994
Medtronic Inc.
4.63%, 03/15/45 (a)	49,000	45,552
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	646,000	534,274
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25	2,130,000	2,143,014
Merck & Company Inc.
1.90%, 12/10/28 (a)	1,081,000	930,330
2.45%, 06/24/50 (a)	509,000	325,531
2.75%, 02/10/25 - 12/10/51 (a)	1,007,000	862,534
2.90%, 12/10/61 (a)	201,000	129,540
4.00%, 03/07/49 (a)	136,000	116,541
Meta Platforms Inc.
3.85%, 08/15/32	1,509,000	1,327,825
4.45%, 08/15/52	1,509,000	1,199,128
MetLife Inc.
4.72%, 12/15/44 (a)	234,000	211,946
Microchip Technology Inc.
2.67%, 09/01/23 (a)	2,847,000	2,790,686
Micron Technology Inc.
3.37%, 11/01/41 (a)	528,000	353,016
3.48%, 11/01/51 (a)	739,000	460,345
Microsoft Corp.
2.40%, 08/08/26 (a)	290,000	270,529
2.68%, 06/01/60 (a)	165,000	106,633
2.92%, 03/17/52 (a)	1,236,000	880,625
3.45%, 08/08/36 (a)	109,000	96,730
3.50%, 02/12/35 (a)	295,000	267,282
Mid-America Apartments LP
2.88%, 09/15/51 (a)	631,000	404,723
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24 (a)	1,396,000	1,342,854
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%, 09/11/24 (a)(b)	1,310,000	1,288,765
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	130,000	101,318
Morgan Stanley
3.63%, 01/20/27 (a)	289,000	272,822
4.35%, 09/08/26 (a)	816,000	793,136
4.38%, 01/22/47 (a)	307,000	261,721
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	633,000	549,729
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	2,531,000	1,846,187
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	$1,405,000	$872,533
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (b)	2,000,000	1,622,080
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	274,000	230,072
MPLX LP
2.65%, 08/15/30 (a)	470,000	381,325
5.20%, 12/01/47 (a)	143,000	121,863
Mylan Inc.
5.20%, 04/15/48 (a)	185,000	138,515
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(f)	1,246,000	950,536
National Retail Properties Inc.
4.00%, 11/15/25 (a)	381,000	367,071
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	533,496
Natwest Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%, 06/25/24 (a)(b)	953,000	944,413
NewMarket Corp.
2.70%, 03/18/31 (a)	419,000	330,436
Newmont Corp.
4.88%, 03/15/42 (a)	236,000	217,337
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	371,000	338,226
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	656,000	534,430
NIKE Inc.
3.38%, 03/27/50 (a)	200,000	156,722
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%, 01/23/50 (a)(b)(f)	786,000	666,567
NiSource Inc.
3.60%, 05/01/30 (a)	415,000	369,997
3.95%, 03/30/48 (a)	121,000	94,496
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	256,000	210,836
Northern Trust Corp.
6.13%, 11/02/32	995,000	1,051,834
NOV Inc.
3.60%, 12/01/29 (a)	608,000	534,772
Novant Health Inc.
3.32%, 11/01/61 (a)	396,000	264,987
Novartis Capital Corp.
2.20%, 08/14/30 (a)	608,000	516,776
3.00%, 11/20/25 (a)	52,000	49,863
Nutrien Ltd.
4.90%, 06/01/43 (a)	254,000	224,135

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
NVIDIA Corp.
2.85%, 04/01/30 (a)	$204,000	$178,194
3.50%, 04/01/50 (a)	270,000	204,325
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (a)	880,000	549,454
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	341,000	296,288
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	136,000	110,689
ONEOK Inc.
4.35%, 03/15/29 (a)	378,000	350,519
6.10%, 11/15/32	620,000	622,257
Oracle Corp.
1.65%, 03/25/26 (a)	755,000	676,616
2.30%, 03/25/28 (a)	279,000	241,938
2.40%, 09/15/23 (a)	237,000	232,196
2.65%, 07/15/26 (a)	423,000	388,953
2.88%, 03/25/31 (a)	403,000	334,341
2.95%, 04/01/30 (a)	611,000	521,550
3.60%, 04/01/50 (a)	406,000	276,977
3.65%, 03/25/41 (a)	444,000	328,254
3.80%, 11/15/37 (a)	128,000	100,977
3.95%, 03/25/51 (a)	447,000	322,059
4.00%, 07/15/46 - 11/15/47 (a)	609,000	447,146
4.10%, 03/25/61 (a)	527,000	367,988
6.15%, 11/09/29	1,515,000	1,575,024
6.90%, 11/09/52	410,000	443,677
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	704,000	659,204
2.57%, 02/15/30 (a)	251,000	211,021
3.36%, 02/15/50 (a)	238,000	166,857
Owens Corning
4.40%, 01/30/48 (a)	174,000	135,570
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	341,000	291,978
2.50%, 02/01/31 (a)	610,000	474,269
3.00%, 06/15/28 (a)	576,000	499,300
3.30%, 08/01/40 (a)	610,000	413,678
3.50%, 08/01/50 (a)	265,000	166,796
4.30%, 03/15/45 (a)	406,000	290,436
PacifiCorp
2.70%, 09/15/30 (a)	370,000	317,926
2.90%, 06/15/52 (a)	919,000	604,849
6.25%, 10/15/37 (a)	576,000	612,109
Packaging Corp. of America
3.05%, 10/01/51 (a)	551,000	353,819
Paramount Global
2.90%, 01/15/27 (a)	190,000	170,554
3.70%, 06/01/28 (a)	184,000	164,148
5.25%, 04/01/44 (a)	69,000	53,167
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	365,000	326,284
4.50%, 09/15/29 (a)	645,000	620,284
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	328,000	280,653
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	537,000	496,011
3.25%, 06/01/50 (a)	308,000	211,802
PepsiCo Inc.
1.63%, 05/01/30 (a)	391,000	319,068
	Principal Amount	Fair Value
2.63%, 07/29/29 (a)	$525,000	$463,643
2.75%, 10/21/51 (a)	972,000	678,524
Petroleos Mexicanos
6.70%, 02/16/32	1,516,000	1,193,547
7.69%, 01/23/50 (a)	879,000	609,042
Pfizer Inc.
2.70%, 05/28/50 (a)	721,000	490,821
3.45%, 03/15/29 (a)	201,000	189,362
3.60%, 09/15/28 (a)	463,000	443,711
3.90%, 03/15/39 (a)	228,000	201,169
4.13%, 12/15/46 (a)	155,000	137,094
4.40%, 05/15/44 (a)	94,000	87,306
Philip Morris International Inc.
1.50%, 05/01/25 (a)	432,000	399,617
2.10%, 05/01/30 (a)	206,000	166,792
3.38%, 08/15/29 (a)	301,000	271,291
4.13%, 03/04/43 (a)	117,000	92,510
5.63%, 11/17/29	1,950,000	1,985,977
Phillips 66 Co.
2.15%, 12/15/30 (a)	2,250,000	1,799,392
3.15%, 12/15/29 (a)(f)	1,152,000	1,004,797
3.30%, 03/15/52 (a)	670,000	464,812
3.75%, 03/01/28 (a)(f)	155,000	142,988
4.68%, 02/15/45 (a)(f)	219,000	190,447
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,216,000	1,083,626
2.15%, 01/15/31 (a)	355,000	281,554
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	589,000	511,894
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	447,000	418,303
Precision Castparts Corp.
4.38%, 06/15/45 (a)	237,000	207,297
Prologis LP
3.05%, 03/01/50	177,000	119,392
3.25%, 06/30/26	237,000	225,105
Prospect Capital Corp.
3.36%, 11/15/26 (a)	741,000	618,053
Prudential Financial Inc.
3.94%, 12/07/49 (a)	411,000	322,643
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	479,000	458,887
Public Service Company of Colorado
3.70%, 06/15/28 (a)	433,000	412,441
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	909,000	900,483
PVH Corp.
4.63%, 07/10/25 (a)	1,179,000	1,138,525
QUALCOMM Inc.
1.30%, 05/20/28 (a)	159,000	134,648
4.30%, 05/20/47 (a)	72,000	62,439
Quanta Services Inc.
2.35%, 01/15/32 (a)	680,000	516,854
3.05%, 10/01/41 (a)	736,000	482,095
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	148,000	127,958
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	802,000	628,896
2.82%, 09/01/51 (a)	476,000	310,452

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
3.13%, 05/04/27 (a)	$613,000	$571,261
3.50%, 03/15/27 (a)	318,000	302,978
3.95%, 08/16/25 (a)	260,000	254,140
4.15%, 05/15/45 (a)	248,000	206,790
4.45%, 11/16/38 (a)	206,000	187,256
Realty Income Corp.
2.85%, 12/15/32 (a)	385,000	312,724
3.00%, 01/15/27 (a)	117,000	108,342
3.25%, 01/15/31 (a)	391,000	339,091
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	722,000	558,994
Regions Financial Corp.
1.80%, 08/12/28 (a)	1,585,000	1,344,714
Reliance Industries Ltd.
3.63%, 01/12/52 (a)(f)	1,000,000	663,280
Republic Services Inc.
2.38%, 03/15/33 (a)	1,111,000	884,145
Reynolds American Inc.
4.45%, 06/12/25 (a)	27,000	26,422
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	597,000	396,121
Rio Tinto Finance USA PLC
4.13%, 08/21/42	150,000	129,441
Rockwell Automation Inc.
2.80%, 08/15/61 (a)	219,000	131,284
4.20%, 03/01/49 (a)	281,000	241,241
Rogers Communications Inc.
5.00%, 03/15/44 (a)	110,000	93,671
Roper Technologies Inc.
2.95%, 09/15/29 (a)	426,000	369,457
Ross Stores Inc.
4.70%, 04/15/27 (a)	155,000	152,518
Royalty Pharma PLC
0.75%, 09/02/23 (a)	464,000	449,648
1.20%, 09/02/25 (a)	619,000	554,166
1.75%, 09/02/27 (a)	312,000	265,013
2.15%, 09/02/31 (a)	528,000	398,751
2.20%, 09/02/30 (a)	133,000	103,922
3.30%, 09/02/40 (a)	79,000	55,258
RPM International Inc.
3.75%, 03/15/27 (a)	224,000	208,833
Ryder System Inc.
2.90%, 12/01/26 (a)	1,038,000	945,099
Salesforce Inc.
1.95%, 07/15/31 (a)	695,000	556,466
2.70%, 07/15/41 (a)	690,000	493,046
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(f)	1,003,000	962,208
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(f)	1,243,000	1,141,161
4.38%, 04/16/49 (a)(f)	256,000	219,756
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	460,000	429,672
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	2,504,000	2,162,179
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	176,000	150,059
Sempra Energy
3.80%, 02/01/38 (a)	153,000	125,437
4.00%, 02/01/48 (a)	166,000	130,513
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	1,014,000	798,474
	Principal Amount	Fair Value
Shell International Finance BV
3.13%, 11/07/49 (a)	$684,000	$483,431
3.75%, 09/12/46 (a)	117,000	92,705
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	133,000	130,682
3.20%, 09/23/26 (a)	114,000	107,167
Simon Property Group LP
3.38%, 06/15/27 (a)	281,000	262,257
Sonoco Products Co.
2.85%, 02/01/32 (a)	776,000	630,027
Southern California Edison Co.
4.00%, 04/01/47 (a)	732,000	574,744
4.20%, 03/01/29 (a)	557,000	529,880
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	399,000	300,323
4.40%, 05/30/47 (a)	65,000	51,904
Southwest Airlines Co.
2.63%, 02/10/30 (a)	611,000	505,651
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	318,000	291,577
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	87,000	81,202
4.50%, 03/15/45 (a)	66,000	54,276
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (a)(b)(f)	1,297,000	977,212
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(f)	1,304,000	1,213,085
Stanley Black & Decker Inc.
3.00%, 05/15/32 (a)	916,000	773,269
Starbucks Corp.
4.00%, 11/15/28 (a)	243,000	231,538
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,474,000	1,197,551
3.75%, 03/15/51 (a)	604,000	431,492
Stryker Corp.
1.95%, 06/15/30 (a)	851,000	692,501
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(f)	2,981,000	2,931,843
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(f)	3,099,000	2,691,605
Suncor Energy Inc.
4.00%, 11/15/47 (a)	94,000	71,456
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(f)	1,744,000	1,528,023
Sysco Corp.
3.25%, 07/15/27 (a)	239,000	221,175
5.95%, 04/01/30 (a)	80,000	82,957
6.60%, 04/01/50 (a)	94,000	102,394
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	163,222
3.03%, 07/09/40 (a)	300,000	220,116
3.18%, 07/09/50 (a)	300,000	205,203
3.38%, 07/09/60 (a)	300,000	201,768

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (a)	$1,945,000	$1,830,867
4.00%, 04/14/32 (a)	430,000	380,374
Tampa Electric Co.
2.40%, 03/15/31 (a)	768,000	622,011
3.45%, 03/15/51 (a)	555,000	390,193
4.35%, 05/15/44 (a)	479,000	393,355
Tapestry Inc.
4.13%, 07/15/27 (a)	69,000	64,554
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	1,940,000	1,852,933
Target Corp.
2.50%, 04/15/26 (a)	251,000	235,144
Teck Resources Ltd.
5.40%, 02/01/43 (a)	244,000	218,997
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	639,000	605,651
Texas Instruments Inc.
3.88%, 03/15/39 (a)	315,000	277,950
The Allstate Corp.
4.20%, 12/15/46 (a)	571,000	472,554
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	748,000	704,466
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/31/99 (a)(b)	659,000	562,028
The Bank of Nova Scotia (6.57% fixed rate until 04/12/23; 2.65% + 3 month USD LIBOR thereafter)
6.57%, 12/31/99 (a)(b)	724,000	673,885
The Boeing Co.
2.20%, 02/04/26 (a)	1,126,000	1,023,444
2.70%, 02/01/27 (a)	966,000	872,288
2.95%, 02/01/30 (a)	246,000	208,232
3.25%, 03/01/28 (a)	124,000	110,992
3.55%, 03/01/38 (a)	165,000	121,537
3.75%, 02/01/50 (a)	218,000	150,267
5.04%, 05/01/27 (a)	1,421,000	1,406,151
5.15%, 05/01/30 (a)	801,000	781,191
5.81%, 05/01/50 (a)	496,000	461,478
The Charles Schwab Corp.
2.45%, 03/03/27 (a)	1,070,000	977,948
2.90%, 03/03/32 (a)	355,000	301,651
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	1,027,000	816,578
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	982,000	919,476
The Clorox Co.
1.80%, 05/15/30 (a)	570,000	453,635
The Coca-Cola Co.
2.60%, 06/01/50 (a)	406,000	272,889
2.75%, 06/01/60 (a)	314,000	211,316
The Dow Chemical Co.
2.10%, 11/15/30 (a)	312,000	250,857
3.60%, 11/15/50 (a)	312,000	224,924
	Principal Amount	Fair Value
4.25%, 10/01/34 (a)	$193,000	$173,453
5.55%, 11/30/48 (a)	222,000	208,096
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	316,000	271,321
The George Washington University
4.13%, 09/15/48	905,000	757,213
The Goldman Sachs Group Inc.
3.85%, 01/26/27 (a)	2,007,000	1,910,945
4.25%, 10/21/25 (a)	521,000	509,611
5.15%, 05/22/45 (a)	157,000	141,996
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	752,000	649,653
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	410,000	317,828
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	334,000	227,715
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	509,000	366,368
The Goldman Sachs Group Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (b)	859,000	632,989
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	236,000	214,710
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	244,000	200,119
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	389,000	362,318
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	880,000	752,655
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
6.73%, 02/12/67 (a)(b)(f)	566,000	473,006
The Home Depot Inc.
2.70%, 04/15/30 (a)	234,000	204,298
3.35%, 04/15/50 (a)	406,000	302,547
3.50%, 09/15/56 (a)	222,000	166,149
3.90%, 12/06/28 - 06/15/47 (a)	461,000	411,017
4.50%, 12/06/48 (a)	179,000	163,919
4.95%, 09/15/52	260,000	251,215
The Kroger Co.
2.20%, 05/01/30 (a)	366,000	296,153

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
4.65%, 01/15/48 (a)	$153,000	$132,102
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	987,000	694,068
The Progressive Corp.
3.00%, 03/15/32 (a)	1,284,000	1,115,167
3.70%, 03/15/52 (a)	145,000	111,556
The Southern Co.
3.25%, 07/01/26 (a)	142,000	133,764
3.70%, 04/30/30	855,000	772,398
The Toronto-Dominion Bank
3.20%, 03/10/32 (a)	1,713,000	1,476,212
4.46%, 06/08/32 (a)	905,000	860,311
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	730,000	455,929
The Walt Disney Co.
2.65%, 01/13/31 (a)	597,000	510,089
3.38%, 11/15/26 (a)	94,000	88,895
3.60%, 01/13/51 (a)	392,000	300,593
4.75%, 11/15/46 (a)	61,000	55,822
6.65%, 11/15/37 (a)	397,000	446,891
The Williams Companies Inc.
3.75%, 06/15/27 (a)	100,000	94,256
4.85%, 03/01/48 (a)	202,000	172,102
4.90%, 01/15/45 (a)	476,000	404,833
5.30%, 08/15/52	350,000	315,291
5.40%, 03/04/44 (a)	69,000	62,952
The Williams Cos. Inc.
6.10%, 10/15/52	350,000	376,943
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	447,000	329,417
Time Warner Cable LLC
6.55%, 05/01/37	177,000	167,849
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	735,000	707,570
3.75%, 04/15/27 (a)	916,000	863,651
3.88%, 04/15/30 (a)	251,000	227,840
4.50%, 04/15/50 (a)	119,000	98,258
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	785,000	728,810
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	423,000	411,642
3.80%, 03/21/29 (a)	557,000	513,420
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	564,000	535,738
4.88%, 01/15/26 (a)	128,000	127,354
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	1,115,000	1,054,667
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	265,000	249,137
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	1,539,000	1,388,024
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	129,000	111,455
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	270,000	249,097
Tyson Foods Inc.
4.00%, 03/01/26 (a)	999,000	966,473
	Principal Amount	Fair Value
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(f)	$1,015,000	$857,178
UDR Inc.
2.10%, 08/01/32 (a)	515,000	382,480
3.00%, 08/15/31 (a)	328,000	273,765
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(f)	1,783,000	1,578,151
Union Pacific Corp.
3.55%, 05/20/61 (a)	475,000	347,534
3.60%, 09/15/37 (a)	87,000	73,735
3.80%, 04/06/71 (a)	218,000	160,939
4.10%, 09/15/67 (a)	149,000	117,428
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	641,000	530,517
4.20%, 05/15/32 (a)	670,000	636,815
4.45%, 12/15/48 (a)	438,000	390,565
4.75%, 07/15/45 - 05/15/52 (a)	1,023,000	955,008
6.05%, 02/15/63	285,000	313,828
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	83,000	77,571
Ventas Realty LP
3.25%, 10/15/26 (a)	307,000	284,027
Verizon Communications Inc.
2.10%, 03/22/28 (a)	829,000	719,149
2.36%, 03/15/32 (a)	1,108,000	878,688
2.55%, 03/21/31 (a)	768,000	632,064
3.00%, 03/22/27 (a)	1,423,000	1,323,219
3.40%, 03/22/41 (a)	555,000	417,948
3.55%, 03/22/51 (a)	418,000	299,225
3.70%, 03/22/61 (a)	523,000	366,592
4.40%, 11/01/34 (a)	638,000	586,558
4.86%, 08/21/46 (a)	834,000	755,454
Viatris Inc.
4.00%, 06/22/50	214,000	132,562
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	406,000	321,491
Visa Inc.
2.70%, 04/15/40 (a)	421,000	318,870
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(f)	1,428,000	1,370,380
Viterra Finance BV
2.00%, 04/21/26 (a)(f)	712,000	615,068
3.20%, 04/21/31 (a)(f)	1,000,000	750,820
Vodafone Group PLC
5.25%, 05/30/48 (a)	144,000	127,868
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	1,420,000	1,190,542
Vontier Corp.
2.40%, 04/01/28 (a)	640,000	505,222
2.95%, 04/01/31 (a)	838,000	609,352
Vornado Realty LP
2.15%, 06/01/26 (a)	984,000	833,566
3.50%, 01/15/25 (a)	261,000	245,202
Vulcan Materials Co.
3.90%, 04/01/27 (a)	123,000	116,800
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	45,000	33,113
Walmart Inc.
1.80%, 09/22/31 (a)	528,000	430,521

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
2.50%, 09/22/41 (a)	$528,000	$385,588
2.65%, 09/22/51 (a)	248,000	169,863
Warnermedia Holdings Inc.
5.05%, 03/15/42 (a)(f)	225,000	173,025
5.14%, 03/15/52 (a)(f)	220,000	161,542
5.39%, 03/15/62 (a)(f)	220,000	161,163
Waste Connections Inc.
2.20%, 01/15/32 (a)	723,000	575,139
2.95%, 01/15/52 (a)	723,000	481,316
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	86,000	82,258
Wells Fargo & Co.
4.15%, 01/24/29 (a)	754,000	708,421
4.75%, 12/07/46 (a)	850,000	712,138
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	741,000	729,218
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	889,000	827,437
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	1,705,000	1,503,674
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	850,000	607,656
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	1,991,000	1,848,285
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (b)	1,000,000	840,920
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/31/99 (a)(b)	1,407,000	1,367,224
Westlake Corp.
2.88%, 08/15/41 (a)	283,000	185,838
3.13%, 08/15/51 (a)	314,000	195,069
3.38%, 08/15/61 (a)	317,000	187,106
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	627,000	574,827
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	454,000	388,874
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	565,000	428,270
Willis North America Inc.
3.88%, 09/15/49 (a)	410,000	291,637
Workday Inc.
3.50%, 04/01/27 (a)	715,000	668,754
3.70%, 04/01/29 (a)	1,430,000	1,311,739
WPP Finance 2010
3.75%, 09/19/24 (a)	244,000	236,329
Xcel Energy Inc.
3.40%, 06/01/30 (a)	509,000	454,003
	Principal Amount	Fair Value
Yamana Gold Inc.
2.63%, 08/15/31 (a)	$832,000	$623,002
Zoetis Inc.
3.00%, 09/12/27 (a)	117,000	108,170
3.90%, 08/20/28 (a)	279,000	265,243
5.60%, 11/16/32	1,390,000	1,442,208
		478,852,394
Non-Agency Collateralized Mortgage Obligations - 5.8%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	20,509,000	18,652,779
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	8,550,000	8,189,235
BPR Trust 2022-OANA 1.90% + 1 month Term SOFR
6.23%, 04/15/37 (a)(b)(f)	3,084,865	3,037,701
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	4,022,000	3,473,060
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	6,326,543
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	2,942,926	2,690,303
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(f)	1,602,000	1,423,010
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(f)	1,375,000	1,359,718
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	1,940,000	1,890,051
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (a)(b)	3,270,000	2,624,091
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	2,609,000	2,392,600
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	13,110,000	11,219,329
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	6,397,000	5,562,801
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
5.11%, 10/25/34 (a)(b)	152,867	146,273
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.05%, 07/15/45 (a)(b)	1,010,000	998,184
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (a)(b)	2,174,000	1,576,076
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(d)	9,270	1,152
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.85%, 03/15/48 (a)(b)(d)	25,516,847	340,463
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	4,152,195	3,502,814
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20%, 02/15/48 (b)(d)	20,265,121	400,232

See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	$1,880,000	$1,845,043
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	4,333,000	4,194,018
		81,845,476
Sovereign Bonds - 1.0%
Government of Chile
2.55%, 01/27/32 (a)	2,507,000	2,054,913
3.63%, 10/30/42 (a)	150,000	114,513
3.86%, 06/21/47 (a)	860,000	672,709
Government of Indonesia
3.50%, 01/11/28 (a)	578,000	549,158
4.35%, 01/11/48 (a)	232,000	199,956
Government of Mexico
4.60%, 02/10/48 (a)	972,000	752,289
4.75%, 03/08/44 (a)	2,068,000	1,670,510
Government of Panama
3.16%, 01/23/30 (a)	1,217,000	1,047,277
3.87%, 07/23/60 (a)	826,000	534,463
4.50%, 05/15/47 (a)	530,000	407,952
Government of Peru
1.86%, 12/01/32 (a)	1,230,000	899,401
2.78%, 12/01/60 (a)	2,055,000	1,206,408
5.63%, 11/18/50 (a)	884,000	877,131
Government of Philippines
3.95%, 01/20/40 (a)	835,000	707,003
Government of Qatar
3.38%, 03/14/24 (a)(f)	1,045,000	1,024,079
4.82%, 03/14/49 (a)(f)	275,000	267,229
Government of Uruguay
5.10%, 06/18/50 (a)	884,133	868,634
		13,853,625
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	1,040,000	1,099,453
	Principal Amount	Fair Value
Board of Regents of the University of Texas System
3.35%, 08/15/47	$1,025,000	$788,266
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,870,000	1,622,675
State of California
4.60%, 04/01/38	1,840,000	1,732,117
State of Illinois
5.10%, 06/01/33	745,000	715,005
		5,957,516
Total Bonds and Notes (Cost $1,542,572,546)		1,387,360,636

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $1,375,850) (b)	55,034	1,266,332
Total Investments in Securities (Cost $1,543,948,396)		1,388,626,968
Short-Term Investments - 19.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (h)(i) (Cost $281,340,561)	281,340,562	281,340,562
Total Investments (Cost $1,825,288,957)		1,669,967,530
Liabilities in Excess of Other Assets, net - (18.0)%		(254,416,050)
NET ASSETS - 100.0%		$1,415,551,480

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$53,939	5.00%/ Quarterly	12/20/27	$315,042	$(2,137,387)	$2,452,429

The Fund had the following long futures contracts open at December 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2023	211	$26,689,933	$26,447,531	$(242,402)
U.S. Ultra Long-Term Treasury Bond Futures	March 2023	143	19,411,406	19,206,687	(204,719)
2 Yr. U.S. Treasury Notes Futures	March 2023	606	124,074,652	124,277,345	202,693
					$(244,428)

The Fund had the following short futures contracts open at December 31, 2022:
See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2023	374	$(42,365,413)	$(41,999,032)	$366,382
10 Yr. U.S. Treasury Ultra Futures	March 2023	49	(5,887,846)	(5,795,781)	92,065
5 Yr. U.S. Treasury Notes Futures	March 2023	402	(43,438,359)	(43,387,734)	50,625
					$509,072

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to $75,382,854 or 5.33% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$356,240,840	$—	$356,240,840
Agency Mortgage Backed	—	438,634,999	—	438,634,999
Agency Collateralized Mortgage Obligations	—	9,469,617	—	9,469,617
Asset Backed	—	2,506,169	—	2,506,169
Corporate Notes	—	478,852,394	—	478,852,394
Non-Agency Collateralized Mortgage Obligations	—	81,845,476	—	81,845,476
Sovereign Bonds	—	13,853,625	—	13,853,625
Municipal Bonds and Notes	—	5,957,516	—	5,957,516
Preferred Stock	1,266,332	—	—	1,266,332
Short-Term Investments	281,340,562	—	—	281,340,562
Total Investments in Securities	$282,606,894	$1,387,360,636	$—	$1,669,967,530
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	2,452,429	—	2,452,429
Long Futures Contracts - Unrealized Appreciation	202,693	—	—	202,693
Long Futures Contracts - Unrealized Depreciation	(447,121)	—	—	(447,121)
Short Futures Contracts - Unrealized Appreciation	509,072	—	—	509,072
Total Other Financial Instruments	$264,644	$2,452,429	$—	$2,717,073

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	195,143,093	$195,143,093	$181,241,298	$95,043,829	$—	$—	281,340,562	$281,340,562	$2,495,180
See Notes to Schedule of Investments.
18	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.5% †
Aerospace & Defense - 0.8%
Raytheon Technologies Corp.	440,876	$44,493,206
Apparel Retail - 1.3%
Ross Stores Inc.	619,125	71,861,839
Application Software - 2.3%
Adobe Inc. (a)	84,118	28,308,231
Intuit Inc.	30,165	11,740,821
Salesforce Inc. (a)	591,991	78,492,087
Splunk Inc. (a)	64,836	5,581,731
		124,122,870
Auto Parts & Equipment - 0.4%
Magna International Inc.	400,087	22,476,888
Automobile Manufacturers - 0.8%
General Motors Co.	734,788	24,718,268
Tesla Inc. (a)	135,323	16,669,087
		41,387,355
Automotive Retail - 0.7%
O'Reilly Automotive Inc. (a)	46,637	39,363,027
Biotechnology - 1.6%
BioMarin Pharmaceutical Inc. (a)	290,622	30,076,471
Vertex Pharmaceuticals Inc. (a)	201,202	58,103,113
		88,179,584
Building Products - 0.7%
Trane Technologies PLC	217,022	36,479,228
Cable & Satellite - 0.6%
Charter Communications Inc., Class A (a)	32,772	11,112,985
Comcast Corp., Class A	648,837	22,689,830
		33,802,815
Communications Equipment - 0.2%
Cisco Systems Inc.	176,922	8,428,564
Construction Materials - 0.5%
Martin Marietta Materials Inc.	73,717	24,914,135
Data Processing & Outsourced Services - 5.5%
Fidelity National Information Services Inc.	707,384	47,996,004
Mastercard Inc., Class A	338,889	117,841,872
PayPal Holdings Inc. (a)	419,489	29,876,007
Visa Inc., Class A	491,159	102,043,194
		297,757,077
Diversified Banks - 1.0%
JPMorgan Chase & Co.	384,886	51,613,213
Diversified Support Services - 0.5%
Cintas Corp.	60,930	27,517,207
Electric Utilities - 2.2%
American Electric Power Company Inc.	242,161	22,993,187
NextEra Energy Inc.	1,175,005	98,230,418
		121,223,605
Electronic Components - 1.0%
Amphenol Corp., Class A	686,877	52,298,815
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.2%
Waste Management Inc.	405,146	$63,559,304
Financial Exchanges & Data - 2.7%
CME Group Inc.	188,060	31,624,169
MSCI Inc.	56,628	26,341,647
S&P Global Inc.	269,019	90,105,224
		148,071,040
Footwear - 0.7%
NIKE Inc., Class B	307,862	36,022,933
Healthcare Equipment - 4.7%
Becton Dickinson & Co.	123,419	31,385,452
Boston Scientific Corp. (a)	1,317,055	60,940,135
Edwards Lifesciences Corp. (a)	389,849	29,086,634
IDEXX Laboratories Inc. (a)	79,061	32,253,725
Medtronic PLC	530,844	41,257,196
Teleflex Inc.	235,993	58,910,932
		253,834,074
Home Improvement Retail - 1.5%
Lowe's Companies Inc.	307,470	61,260,323
The Home Depot Inc.	60,446	19,092,473
		80,352,796
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	144,984	21,586,668
Household Products - 1.5%
Colgate-Palmolive Co.	275,326	21,692,935
The Procter & Gamble Co.	378,628	57,384,860
		79,077,795
Hypermarkets & Super Centers - 1.9%
Costco Wholesale Corp.	130,986	59,795,109
Walmart Inc.	285,273	40,448,859
		100,243,968
Industrial Conglomerates - 1.5%
Honeywell International Inc.	392,000	84,005,600
Industrial Gases - 0.9%
Air Products & Chemicals Inc.	150,512	46,396,829
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	239,201	69,607,491
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	106,034	17,546,506
Integrated Oil & Gas - 1.0%
Chevron Corp.	308,652	55,399,947
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	229,619	17,577,334
Interactive Media & Services - 5.1%
Alphabet Inc., Class C (a)	305,851	27,138,159
Alphabet Inc., Class A (a)	2,080,991	183,605,836
Meta Platforms Inc., Class A (a)	561,437	67,563,329
		278,307,324

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Internet & Direct Marketing Retail - 3.3%
Amazon.com Inc. (a)	2,123,746	$178,394,664
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	899,510	74,893,203
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	76,287	20,356,423
Life & Health Insurance - 0.1%
Lincoln National Corp.	138,143	4,243,753
Life Sciences Tools & Services - 1.5%
IQVIA Holdings Inc. (a)	328,823	67,372,544
Thermo Fisher Scientific Inc.	23,904	13,163,694
		80,536,238
Managed Healthcare - 2.7%
Humana Inc.	45,485	23,296,962
UnitedHealth Group Inc.	235,459	124,835,653
		148,132,615
Movies & Entertainment - 0.4%
The Walt Disney Co. (a)	260,114	22,598,704
Multi-Line Insurance - 0.4%
American International Group Inc.	322,885	20,419,247
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	250,922	77,509,806
Multi-Utilities - 0.9%
Sempra Energy	325,575	50,314,361
Oil & Gas Equipment & Services - 1.0%
Schlumberger Ltd.	1,009,376	53,961,241
Oil & Gas Exploration & Production - 3.1%
ConocoPhillips	1,142,577	134,824,086
Pioneer Natural Resources Co.	135,121	30,860,285
		165,684,371
Packaged Foods & Meats - 0.8%
Mondelez International Inc., Class A	621,758	41,440,171
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	88,002	21,834,176
Pharmaceuticals - 6.0%
AstraZeneca PLC ADR	424,428	28,776,218
Bristol-Myers Squibb Co.	513,170	36,922,581
Elanco Animal Health Inc. (a)	436,068	5,328,751
Johnson & Johnson	788,021	139,203,910
Merck & Company Inc.	1,026,189	113,855,670
		324,087,130
Property & Casualty Insurance - 1.3%
Chubb Ltd.	321,670	70,960,402
Railroads - 0.7%
Union Pacific Corp.	191,065	39,563,830
Regional Banks - 2.1%
First Republic Bank	542,322	66,103,629
	Number of Shares	Fair Value
SVB Financial Group (a)	202,282	$46,553,179
		112,656,808
Restaurants - 0.7%
McDonald's Corp.	140,084	36,916,337
Semiconductor Equipment - 1.7%
Applied Materials Inc.	793,466	77,267,719
ASML Holding N.V.	30,493	16,661,375
		93,929,094
Semiconductors - 4.7%
Advanced Micro Devices Inc. (a)	1,314,828	85,161,410
NVIDIA Corp.	331,988	48,516,726
QUALCOMM Inc.	803,144	88,297,651
Texas Instruments Inc.	198,609	32,814,179
		254,789,966
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	192,911	19,586,254
PepsiCo Inc.	288,207	52,067,476
		71,653,730
Specialized REITs - 1.5%
American Tower Corp.	385,021	81,570,549
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	230,627	15,827,931
Ecolab Inc.	70,468	10,257,322
		26,085,253
Systems Software - 7.6%
Microsoft Corp.	1,409,081	337,925,805
Oracle Corp.	311,623	25,472,064
ServiceNow Inc. (a)	127,491	49,500,931
		412,898,800
Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc.	2,096,624	272,414,356
Trading Companies & Distributors - 1.5%
United Rentals Inc. (a)	210,121	74,681,206
WW Grainger Inc.	14,248	7,925,450
		82,606,656
Trucking - 0.0% *
Lyft Inc., Class A (a)	171,076	1,885,258
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc. (a)	384,609	53,845,260
Total Common Stock (Cost $3,922,940,887)		5,333,691,439
Short-Term Investments - 1.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (b)(c) (Cost $84,149,515)	84,149,515	84,149,515
Total Investments (Cost $4,007,090,402)		5,417,840,954
Liabilities in Excess of Other Assets, net - (0.1)%		(5,654,518)
NET ASSETS - 100.0%		$5,412,186,436

See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Other Information:

The Fund had the following short futures contracts open at December 31, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2023	66	$(12,634,075)	$(12,741,300)	$(107,225)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,333,691,439	$—	$—	$5,333,691,439
Short-Term Investments	84,149,515	—	—	84,149,515
Total Investments in Securities	$5,417,840,954	$—	$—	$5,417,840,954
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	(107,225)	—	—	(107,225)
Total Other Financial Instruments	$(107,225)	$—	$—	$(107,225)

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	22,781,784	$22,781,784	$375,037,211	$313,669,480	$—	$—	84,149,515	$84,149,515	$1,362,296
See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	21

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2022 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in each Fund’s Schedule of Investments.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2022 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended Decemebr 31, 2022, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
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State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2022 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended December 31, 2022, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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